Financial Instruments (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	R$ 8,816,821	R$ 3,296,734
Financial assets at amortized cost, Fair value	8,819,487	3,297,500
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	3,135,743	1,904,014
Financial assets at amortized cost, Fair value	3,138,409	725,443
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	5,681,078	1,392,720
Financial assets at amortized cost, Fair value	5,681,078	2,572,057
Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	2,413	90,866
Financial assets at amortized cost, Fair value	2,344	87,152
Investment Securities National Treasury Notes [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	2,413	90,866
Financial assets at amortized cost, Fair value	2,344	87,152
Investment Securities National Treasury Notes [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities National Treasury Notes [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	11,311	104,192
Financial assets at amortized cost, Fair value	11,335	104,325
Investment Securities Financial Treasury Bills [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	11,311	104,192
Financial assets at amortized cost, Fair value	11,335	104,325
Investment Securities Financial Treasury Bills [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities Financial Treasury Bills [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Official Credit I C O Spanish Government [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	1,511,277
Financial assets at amortized cost, Fair value	1,511,277
Official Credit I C O Spanish Government [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	1,511,277
Financial assets at amortized cost, Fair value	1,511,277
Official Credit I C O Spanish Government [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Official Credit I C O Spanish Government [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	1,525,001	195,058
Financial assets at amortized cost, Fair value	1,524,956	191,477
Subtotal Of Investment Securities [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	1,525,001	195,058
Financial assets at amortized cost, Fair value	1,524,956	191,477
Subtotal Of Investment Securities [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Investment Securities [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities National Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	256,000
Financial assets at amortized cost, Fair value	257,708
Investment Securities National Treasury Bills [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	256,000
Financial assets at amortized cost, Fair value	257,708
Investment Securities National Treasury Bills [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities National Treasury Bills [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	269,986	1,174,990
Financial assets at amortized cost, Fair value	270,989	1,179,337
Financial Treasury Bills L F T [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	269,986	1,174,990
Financial assets at amortized cost, Fair value	270,989
Financial Treasury Bills L F T [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Financial Treasury Bills L F T [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value		1,179,337
Subtotal Of Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	525,986	1,174,990
Financial assets at amortized cost, Fair value	528,697	1,179,337
Subtotal Of Repurchase Agreements [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	525,986	1,174,990
Financial assets at amortized cost, Fair value	528,697
Subtotal Of Repurchase Agreements [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Repurchase Agreements [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value		1,179,337
Government Bonds K D B Korea Development Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	289,509
Financial assets at amortized cost, Fair value	289,509
Government Bonds K D B Korea Development Bank [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	289,509
Financial assets at amortized cost, Fair value	289,509
Government Bonds K D B Korea Development Bank [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Government Bonds K D B Korea Development Bank [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	42,818
Financial assets at amortized cost, Fair value	42,818
Investment Securities Financial Treasury Bills L F T [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	42,818
Financial assets at amortized cost, Fair value	42,818
Investment Securities Financial Treasury Bills L F T [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities Financial Treasury Bills L F T [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities National Treasury Notes N T N [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	91,657
Financial assets at amortized cost, Fair value	91,657
Investment Securities National Treasury Notes N T N [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	91,657
Financial assets at amortized cost, Fair value	91,657
Investment Securities National Treasury Notes N T N [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Investment Securities National Treasury Notes N T N [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Pledged Of Collateral [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	423,984
Financial assets at amortized cost, Fair value	423,984
Subtotal Pledged Of Collateral [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	423,984
Financial assets at amortized cost, Fair value	423,984
Subtotal Pledged Of Collateral [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Pledged Of Collateral [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	5,681,078	1,392,720
Financial assets at amortized cost, Fair value	5,681,078	1,392,720
Debentures [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Debentures [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Debentures [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	5,681,078	1,392,720
Financial assets at amortized cost, Fair value	5,681,078	1,392,720
Subtotal Of Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	5,681,078	1,392,720
Financial assets at amortized cost, Fair value	5,681,078	1,392,720
Subtotal Of Debentures [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Debentures [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Debentures [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	5,681,078	1,392,720
Financial assets at amortized cost, Fair value	5,681,078	1,392,720
Compulsory Deposits With The Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	660,772
Financial assets at amortized cost, Fair value	660,772
Compulsory Deposits With The Brazilian Central Bank [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	660,772
Financial assets at amortized cost, Fair value	660,772
Compulsory Deposits With The Brazilian Central Bank [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Compulsory Deposits With The Brazilian Central Bank [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Compulsory Deposits With The Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	660,772
Financial assets at amortized cost, Fair value	660,772
Subtotal Of Compulsory Deposits With The Brazilian Central Bank [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount	660,772
Financial assets at amortized cost, Fair value	660,772
Subtotal Of Compulsory Deposits With The Brazilian Central Bank [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Compulsory Deposits With The Brazilian Central Bank [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Government Securities Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount		533,966
Financial assets at amortized cost, Fair value		533,966
Government Securities Other Countries [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount		533,966
Financial assets at amortized cost, Fair value		533,966
Government Securities Other Countries [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Government Securities Other Countries [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Government Securities Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount		533,966
Financial assets at amortized cost, Fair value		533,966
Subtotal Of Government Securities Other Countries [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount		533,966
Financial assets at amortized cost, Fair value		533,966
Subtotal Of Government Securities Other Countries [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value
Subtotal Of Government Securities Other Countries [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost, Carrying amount
Financial assets at amortized cost, Fair value